Guarantor and Non-Guarantor Financial Statements - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended			12 Months Ended
	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	Nov. 30, 2010	Aug. 31, 2010	Feb. 28, 2013	Feb. 29, 2012		May 31, 2012	May 31, 2011		May 31, 2010
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales	$ 739.5	$ 708.9	$ 725.1	$ 664.6	$ 715.2	$ 678.0	$ 698.3	$ 640.7	$ 2,269.0	$ 2,098.6		$ 2,838.1	$ 2,732.2	[1]	$ 2,698.0	[1],[2]
Cost of sales									736.0	669.9		894.4	838.7		819.9
Gross profit	515.0	489.2	490.2	449.3	486.1	469.9	490.8	446.7	1,533.0	1,428.7		1,943.7	1,893.5		1,878.1
Goodwill and intangible asset impairment charge	529.8								334.1	0	[3]	529.8	941.4	[3]	0	[3]
Operating expenses									1,224.1	1,144.1		1,507.3	1,529.0		1,521.5
Operating income (loss)									(25.2)	284.6		(93.4)	(576.9)		356.6
Other (income) expense, net									483.2	372.7		497.4	487.7		498.3
Loss before income taxes									(508.4)	(88.1)		(590.8)	(1,064.6)		(141.7)
Tax expense (benefit)									(106.2)	(18.4)		(132.0)	(214.8)		(94.1)
Equity in earnings of subsidiaries									0	0		0	0		0
Net loss	(389.1)	(16.5)	(14.0)	(39.2)	(812.8)	(11.6)	(7.6)	(17.8)	(402.2)	(69.7)	[3]	(458.8)	(849.8)	[3]	(47.6)	[3]
Other comprehensive income (loss)									(46.7)	(5.3)		(48.9)	282.4		(79.9)
Comprehensive loss									(448.9)	(75.0)		(507.7)	(567.4)		(127.5)
Biomet, Inc. [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales									0	0		0	0		0
Cost of sales									0	0		0	0		0
Gross profit									0	0		0	0		0
Goodwill and intangible asset impairment charge									0			0	0
Operating expenses									0	0		0	0		0
Operating income (loss)									0	0		0	0		0
Other (income) expense, net									479.0	360.6		477.1	493.9		514.1
Loss before income taxes									(479.0)	(360.6)		(477.1)	(493.9)		(514.1)
Tax expense (benefit)									(182.0)	(115.1)		(181.3)	(187.2)		(200.5)
Equity in earnings of subsidiaries									(105.2)	175.8		(163.0)	(543.1)		266.0
Net loss									(402.2)	(69.7)		(458.8)	(849.8)		(47.6)
Other comprehensive income (loss)									5.9	17.4		13.1	19.5		11.3
Comprehensive loss									(396.3)	(52.3)		(445.7)	(830.3)		(36.3)
Guarantors [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales									1,438.6	1,316.1		1,769.8	1,716.5		1,710.4
Cost of sales									551.1	368.7		491.9	399.7		405.2
Gross profit									887.5	947.4		1,277.9	1,316.8		1,305.2
Goodwill and intangible asset impairment charge									269.0			264.3	0
Operating expenses									908.3	763.4		1,023.7	1,002.3		996.4
Operating income (loss)									(289.8)	184.0		(10.1)	314.5		308.8
Other (income) expense, net									5.1	1.5		3.1	(9.8)		(4.0)
Loss before income taxes									(294.9)	182.5		(13.2)	324.3		312.8
Tax expense (benefit)									(112.1)	69.3		86.8	101.0		98.5
Equity in earnings of subsidiaries									0	0		0	0		0
Net loss									(182.8)	113.2		(100.0)	223.3		214.3
Other comprehensive income (loss)									0	0		0	(4.0)		1.8
Comprehensive loss									(182.8)	113.2		(100.0)	219.3		216.1
Non-Guarantors [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales									830.4	782.5		1,068.3	1,015.7		987.6
Cost of sales									184.9	301.2		402.5	439.0		414.7
Gross profit									645.5	481.3		665.8	576.7		572.9
Goodwill and intangible asset impairment charge									65.1			265.5	941.4
Operating expenses									315.8	380.7		483.6	526.7		525.1
Operating income (loss)									264.6	100.6		(83.3)	(891.4)		47.8
Other (income) expense, net									(0.9)	10.6		17.2	3.6		(11.8)
Loss before income taxes									265.5	90.0		(100.5)	(895.0)		59.6
Tax expense (benefit)									187.9	27.4		(37.5)	(128.6)		7.9
Equity in earnings of subsidiaries									0	0		0	0		0
Net loss									77.6	62.6		(63.0)	(766.4)		51.7
Other comprehensive income (loss)									(52.6)	(22.7)		(62.0)	266.9		(93.0)
Comprehensive loss									25.0	39.9		(125.0)	(499.5)		(41.3)
Eliminations [Member]
Schedule Of Condensed Statements Of Operations [Line Items]
Net sales									0	0		0	0		0
Cost of sales									0	0		0	0		0
Gross profit									0	0		0	0		0
Goodwill and intangible asset impairment charge									0			0	0
Operating expenses									0	0		0	0		0
Operating income (loss)									0	0		0	0		0
Other (income) expense, net									0	0		0	0		0
Loss before income taxes									0	0		0	0		0
Tax expense (benefit)									0	0		0	0		0
Equity in earnings of subsidiaries									105.2	(175.8)		163.0	543.1		(266.0)
Net loss									105.2	(175.8)		163.0	543.1		(266.0)
Other comprehensive income (loss)									0	0		0	0		0
Comprehensive loss									$ 105.2	$ (175.8)		$ 163.0	$ 543.1		$ (266.0)

[1]	New product categories were adopted in order to more closely represent the way the Company reports sales and markets products. Certain amounts have been reclassified to conform to the current presentation.
[2]	Certain amounts have been adjusted to conform to the current presentation. Specifically, International net sales increased, and Europe net sales decreased, $4.3 million for the year ended May 31, 2010. The current presentation aligns with how the Company presently manages and markets its products.
[3]	Certain amounts have been adjusted to conform to the current presentation.